Portfolio of Investments
Columbia Flexible Capital Income Fund, August 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 42.9%
Issuer	Shares	Value ($)
Communication Services 2.4%
Diversified Telecommunication Services 1.9%
AT&T, Inc.	475,000	13,024,500
Verizon Communications, Inc.	250,000	13,750,000
Total		26,774,500
Media 0.5%
ViacomCBS, Inc., Class B	160,000	6,632,000
Total Communication Services		33,406,500
Consumer Discretionary 2.1%
Hotels, Restaurants & Leisure 0.5%
Darden Restaurants, Inc.	50,000	7,532,500
Household Durables 1.1%
Newell Brands, Inc.	285,000	7,241,850
Whirlpool Corp.	32,500	7,199,725
Total		14,441,575
Specialty Retail 0.5%
Home Depot, Inc. (The)	22,500	7,339,050
Total Consumer Discretionary		29,313,125
Consumer Staples 3.9%
Food & Staples Retailing 0.6%
Walgreens Boots Alliance, Inc.	150,000	7,612,500
Food Products 1.7%
Bunge Ltd.	90,000	6,813,900
JM Smucker Co. (The)	55,000	6,801,850
Kraft Heinz Co. (The)	285,000	10,257,150
Total		23,872,900
Household Products 0.5%
Kimberly-Clark Corp.	52,500	7,235,025
Tobacco 1.1%
Philip Morris International, Inc.	140,000	14,420,000
Total Consumer Staples		53,140,425
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 2.8%
Oil, Gas & Consumable Fuels 2.8%
Chesapeake Energy Corp.	4,107	229,212
Chevron Corp.	110,000	10,644,700
Exxon Mobil Corp.	200,000	10,904,000
Pioneer Natural Resources Co.	50,000	7,483,500
Valero Energy Corp.	125,000	8,288,750
Total		37,550,162
Total Energy		37,550,162
Financials 9.6%
Banks 3.6%
JPMorgan Chase & Co.	90,000	14,395,500
PNC Financial Services Group, Inc. (The)	72,500	13,854,750
U.S. Bancorp	185,000	10,617,150
Zions Bancorp	190,000	11,001,000
Total		49,868,400
Capital Markets 2.2%
Ares Capital Corp.	675,000	13,432,500
Morgan Stanley	115,000	12,009,450
TCG BDC, Inc.	300,000	4,158,000
Total		29,599,950
Consumer Finance 0.5%
OneMain Holdings, Inc.	125,000	7,228,750
Insurance 1.6%
Hartford Financial Services Group, Inc. (The)	110,000	7,394,200
MetLife, Inc.	235,000	14,570,000
Total		21,964,200
Mortgage Real Estate Investment Trusts (REITS) 1.7%
Blackstone Mortgage Trust, Inc.	275,000	9,022,750
Starwood Property Trust, Inc.	525,000	13,545,000
Total		22,567,750
Total Financials		131,229,050
Health Care 5.0%
Biotechnology 1.1%
AbbVie, Inc.	120,000	14,493,600
Columbia Flexible Capital Income Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.9%
Amryt Pharma PLC, ADR(a)	172,608	1,915,949
Bristol-Myers Squibb Co.	110,000	7,354,600
Johnson & Johnson	75,000	12,984,750
Merck & Co., Inc.	175,000	13,350,750
Organon & Co.	225,000	7,625,250
Pfizer, Inc.	215,000	9,905,050
Total		53,136,349
Total Health Care		67,629,949
Industrials 2.5%
Aerospace & Defense 1.0%
Raytheon Technologies Corp.	160,000	13,561,600
Air Freight & Logistics 1.0%
United Parcel Service, Inc., Class B	70,000	13,694,100
Machinery 0.5%
AGCO Corp.	50,000	6,881,000
Total Industrials		34,136,700
Information Technology 8.2%
Communications Equipment 1.1%
Cisco Systems, Inc.	260,000	15,345,200
Electronic Equipment, Instruments & Components 1.2%
Corning, Inc.	265,000	10,597,350
Vishay Intertechnology, Inc.	275,000	6,041,750
Total		16,639,100
IT Services 1.0%
International Business Machines Corp.	100,000	14,034,000
Semiconductors & Semiconductor Equipment 3.1%
Broadcom, Inc.	45,000	22,374,450
Intel Corp.	115,000	6,216,900
Texas Instruments, Inc.	70,000	13,363,700
Total		41,955,050
Technology Hardware, Storage & Peripherals 1.8%
HP, Inc.	450,000	13,383,000
Seagate Technology Holdings PLC	125,000	10,948,750
Total		24,331,750
Total Information Technology		112,305,100
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 1.6%
Chemicals 1.6%
Dow, Inc.	225,000	14,152,500
Nutrien Ltd.	130,000	7,889,700
Total		22,042,200
Total Materials		22,042,200
Real Estate 3.7%
Equity Real Estate Investment Trusts (REITS) 3.7%
Crown Castle International Corp.	37,500	7,300,875
Life Storage, Inc.	70,000	8,710,800
Medical Properties Trust, Inc.	625,000	12,800,000
Simon Property Group, Inc.	55,000	7,394,750
VICI Properties, Inc.	220,000	6,800,200
Welltower, Inc.	85,000	7,440,050
Total		50,446,675
Total Real Estate		50,446,675
Utilities 1.1%
Electric Utilities 1.1%
Duke Energy Corp.	70,000	7,326,200
Edison International	125,000	7,230,000
Total		14,556,200
Total Utilities		14,556,200
Total Common Stocks (Cost $489,814,408)		585,756,086

Convertible Bonds 11.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.6%
Air Canada
07/01/2025	4.000%	1,700,000	2,532,777
American Airlines Group, Inc.
07/01/2025	6.500%	4,000,000	5,975,520
Total			8,508,297
Cable and Satellite 1.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	13,000,000	13,560,350
Consumer Cyclical Services 0.4%
Zillow Group, Inc.
05/15/2025	2.750%	3,500,000	5,748,750

2	Columbia Flexible Capital Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, August 31, 2021 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.5%
Greenbrier Companies, Inc. (The)(b)
04/15/2028	2.875%	6,000,000	6,352,625
Health Care 0.5%
Invacare Corp.
11/15/2024	5.000%	4,500,000	4,345,650
Novavax, Inc.
02/01/2023	3.750%	1,500,000	2,922,030
Total			7,267,680
Independent Energy —%
Chesapeake Energy Escrow(c),(d)
09/15/2026	0.000%	10,500,000	0
Leisure 1.1%
NCL Corp Ltd.
08/01/2025	5.375%	4,500,000	7,400,250
Royal Caribbean Cruises Ltd.
06/15/2023	4.250%	5,800,000	7,808,192
Total			15,208,442
Media and Entertainment 0.5%
fuboTV, Inc.(b)
02/15/2026	3.250%	7,700,000	7,399,718
Metals and Mining 0.1%
Ivanhoe Mines Ltd.(b)
04/15/2026	2.500%	1,364,000	1,788,581
Other Financial Institutions 0.7%
RWT Holdings, Inc.
10/01/2025	5.750%	10,050,000	10,225,875
Other REIT 1.0%
PennyMac Corp.(b)
03/15/2026	5.500%	13,000,000	13,312,822
Pharmaceuticals 3.9%
Aegerion Pharmaceuticals, Inc.(b)
04/01/2025	5.000%	1,012,542	1,117,441
Aerie Pharmaceuticals, Inc.
10/01/2024	1.500%	6,500,000	6,345,625
Bridgebio Pharma, Inc.(b)
02/01/2029	2.250%	7,000,000	6,198,370
Clovis Oncology, Inc.
05/01/2025	1.250%	11,700,000	8,481,011
Insmed, Inc.
01/15/2025	1.750%	6,500,000	6,711,250
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Intercept Pharmaceuticals, Inc.(b)
02/15/2026	3.500%	10,496,000	10,467,820
Radius Health, Inc.
09/01/2024	3.000%	7,500,000	6,653,309
Tilray, Inc.
10/01/2023	5.000%	7,000,000	6,845,404
Total			52,820,230
Property & Casualty 0.3%
MGIC Investment Corp.(b),(e)
Junior Subordinated
04/01/2063	9.000%	3,089,000	4,142,018
Retailers 0.5%
Guess?, Inc.
04/15/2024	2.000%	5,500,000	6,469,375
Technology 0.5%
1Life Healthcare, Inc.
06/15/2025	3.000%	6,500,000	6,370,000
Total Convertible Bonds (Cost $148,520,409)			159,174,763

Convertible Preferred Stocks 15.0%
Issuer		Shares	Value ($)
Communication Services 0.4%
Diversified Telecommunication Services 0.4%
2020 Cash Mandatory Exchangeable Trust(b)	5.250%	5,100	6,073,182
Total Communication Services			6,073,182
Consumer Discretionary 0.7%
Auto Components 0.7%
Aptiv PLC	5.500%	60,000	10,305,600
Total Consumer Discretionary			10,305,600
Financials 0.9%
Capital Markets 0.9%
AMG Capital Trust II	5.150%	87,500	5,150,250
KKR & Co., Inc.	6.000%	85,000	6,970,850
Total			12,121,100
Total Financials			12,121,100

Columbia Flexible Capital Income Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, August 31, 2021 (Unaudited)
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Health Care 3.3%
Health Care Equipment & Supplies 2.8%
Becton Dickinson and Co.	6.000%	200,000	10,936,000
Boston Scientific Corp.	5.500%	90,000	10,800,000
Danaher Corp.	4.750%	5,600	12,162,170
Danaher Corp.	5.000%	2,200	3,777,400
Total			37,675,570
Life Sciences Tools & Services 0.5%
Avantor, Inc.	6.250%	60,000	7,279,800
Total Health Care			44,955,370
Industrials 2.3%
Construction & Engineering 0.5%
Fluor Corp.	6.500%	6,200	6,298,706
Machinery 1.0%
Stanley Black & Decker, Inc.	5.250%	120,000	13,719,600
Professional Services 0.8%
Clarivate PLC	5.250%	120,000	11,503,200
Total Industrials			31,521,506
Information Technology 1.1%
Electronic Equipment, Instruments & Components 0.8%
II-VI, Inc.	6.000%	38,000	10,138,780
IT Services 0.3%
Sabre Corp.	6.500%	31,500	4,513,950
Total Information Technology			14,652,730
Utilities 6.3%
Electric Utilities 1.1%
NextEra Energy, Inc.	6.219%	275,000	14,822,500
Gas Utilities 1.9%
South Jersey Industries, Inc.	8.750%	170,000	9,234,846
Spire, Inc.	7.500%	175,000	8,857,759
UGI Corp.	7.250%	82,500	8,613,000
Total			26,705,605
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Multi-Utilities 3.3%
Algonquin Power & Utilities Corp.	7.750%	205,000	10,217,261
DTE Energy Co.	6.250%	400,000	20,632,000
NiSource, Inc.	7.750%	132,500	13,717,725
Total			44,566,986
Total Utilities			86,095,091
Total Convertible Preferred Stocks (Cost $182,078,263)			205,724,579

Corporate Bonds & Notes 26.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.0%
Bombardier, Inc.(b)
06/15/2026	7.125%	13,000,000	13,727,377
Rolls-Royce PLC(b)
10/15/2027	5.750%	5,333,000	5,849,751
Spirit AeroSystems, Inc.(b)
04/15/2025	7.500%	7,200,000	7,625,089
Total			27,202,217
Cable and Satellite 0.5%
Telesat Canada/LLC(b)
10/15/2027	6.500%	7,114,000	6,011,419
Chemicals 0.4%
Innophos Holdings, Inc.(b)
02/15/2028	9.375%	5,000,000	5,412,478
Consumer Cyclical Services 0.4%
Uber Technologies, Inc.(b)
09/15/2027	7.500%	2,600,000	2,833,665
01/15/2028	6.250%	2,695,000	2,886,879
Total			5,720,544
Consumer Products 0.4%
Mattel, Inc.
10/01/2040	6.200%	2,770,000	3,594,622
11/01/2041	5.450%	1,100,000	1,331,742
Total			4,926,364
Finance Companies 1.3%
Curo Group Holdings Corp.(b)
08/01/2028	7.500%	7,200,000	7,180,987
Fortress Transportation and Infrastructure Investors LLC(b)
10/01/2025	6.500%	7,000,000	7,220,260
08/01/2027	9.750%	3,240,000	3,662,176
Total			18,063,423

4	Columbia Flexible Capital Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, August 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 1.6%
Chobani LLC/Finance Corp., Inc.(b)
04/15/2025	7.500%	4,672,000	4,862,076
Triton Water Holdings, Inc.(b)
04/01/2029	6.250%	9,929,000	9,818,421
United Natural Foods, Inc.(b)
10/15/2028	6.750%	6,420,000	6,937,527
Total			21,618,024
Gaming 0.4%
Colt Merger Sub, Inc.(b)
07/01/2027	8.125%	4,799,000	5,310,436
Health Care 1.2%
Quotient Ltd.(b),(c),(d)
04/15/2024	12.000%	1,219,167	1,219,167
04/15/2024	12.000%	522,500	522,500
Surgery Center Holdings, Inc.(b)
07/01/2025	6.750%	7,500,000	7,632,127
Tenet Healthcare Corp.(b)
10/01/2028	6.125%	7,021,000	7,423,247
Total			16,797,041
Independent Energy 2.8%
Indigo Natural Resources LLC(b)
02/01/2029	5.375%	12,720,000	13,128,913
Oasis Petroleum, Inc.(b)
06/01/2026	6.375%	6,500,000	6,782,630
Occidental Petroleum Corp.
07/15/2044	4.500%	7,800,000	7,969,918
04/15/2046	4.400%	10,600,000	10,805,950
Total			38,687,411
Leisure 1.2%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	4,600,000	4,924,588
NCL Corp., Ltd.(b)
05/15/2024	12.250%	4,600,000	5,411,415
Royal Caribbean Cruises Ltd.(b)
06/15/2023	9.125%	4,928,000	5,374,091
Total			15,710,094
Media and Entertainment 3.0%
Clear Channel Outdoor Holdings, Inc.(b)
04/15/2028	7.750%	13,000,000	13,562,891
Deluxe Corp.(b)
06/01/2029	8.000%	6,200,000	6,635,183
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lions Gate Capital Holdings LLC(b)
04/15/2029	5.500%	13,500,000	13,790,570
Mav Acquisition Corp.(b)
08/01/2029	8.000%	7,000,000	6,878,927
Total			40,867,571
Metals and Mining 0.8%
CONSOL Energy, Inc.(b)
11/15/2025	11.000%	5,800,000	5,804,267
Warrior Met Coal, Inc.(b)
11/01/2024	8.000%	5,537,000	5,576,064
Total			11,380,331
Midstream 0.2%
Rockpoint Gas Storage Canada Ltd.(b)
03/31/2023	7.000%	3,111,000	3,174,059
Oil Field Services 0.5%
Nabors Industries Ltd.(b)
01/15/2026	7.250%	4,568,000	4,257,046
01/15/2028	7.500%	3,231,000	2,939,263
Total			7,196,309
Other Financial Institutions 0.7%
WeWork Companies, Inc.(b)
05/01/2025	7.875%	9,300,000	9,173,162
Packaging 2.4%
ARD Finance SA(b),(f)
06/30/2027	6.500%	9,500,000	10,002,247
BWAY Holding Co.(b)
04/15/2025	7.250%	13,000,000	12,860,419
Novolex(b)
01/15/2025	6.875%	10,000,000	10,118,670
Total			32,981,336
Paper 0.5%
Sylvamo Corp.(b),(g)
09/01/2029	7.000%	6,800,000	7,045,559
Pharmaceuticals 1.5%
Bausch Health Companies, Inc.(b)
01/30/2028	5.000%	4,532,000	4,323,296
01/30/2030	5.250%	10,032,000	9,422,581
Organon Finance 1 LLC(b)
04/30/2031	5.125%	6,523,000	6,841,725
Total			20,587,602

Columbia Flexible Capital Income Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, August 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.7%
Dave & Buster’s, Inc.(b)
11/01/2025	7.625%	4,700,000	4,983,759
IRB Holding Corp.(b)
02/15/2026	6.750%	4,700,000	4,858,210
Total			9,841,969
Retailers 1.3%
Academy Ltd.(b)
11/15/2027	6.000%	5,333,000	5,712,644
L Brands, Inc.(b)
10/01/2030	6.625%	4,800,000	5,569,696
Magic MergeCo, Inc.(b)
05/01/2029	7.875%	6,500,000	6,674,030
Total			17,956,370
Supermarkets 0.4%
Safeway, Inc.
02/01/2031	7.250%	4,588,000	5,476,812
Technology 2.1%
Avaya, Inc.(b)
09/15/2028	6.125%	5,000,000	5,276,430
Diebold Nixdorf, Inc.(b)
07/15/2025	9.375%	2,700,000	2,974,294
Diebold, Inc.
04/15/2024	8.500%	7,500,000	7,652,516
Rocket Software, Inc.(b)
02/15/2029	6.500%	9,825,000	9,256,437
Sabre GLBL, Inc.(b)
04/15/2025	9.250%	2,200,000	2,535,647
09/01/2025	7.375%	1,077,000	1,141,894
Total			28,837,218
Wirelines 0.5%
Front Range BidCo, Inc.(b)
03/01/2028	6.125%	6,500,000	6,615,198
Total Corporate Bonds & Notes (Cost $352,506,678)			366,592,947
Limited Partnerships 1.1%
Issuer	Shares	Value ($)
Energy 1.1%
Oil, Gas & Consumable Fuels 1.1%
Enviva Partners LP	150,000	8,106,000
Rattler Midstream LP	600,000	6,540,000
Total		14,646,000
Total Energy		14,646,000
Total Limited Partnerships (Cost $13,247,070)		14,646,000

Preferred Debt 0.5%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.5%
Citigroup Capital XIII(e)
10/30/2040	6.499%	225,000	6,257,250
Total Preferred Debt (Cost $5,971,934)			6,257,250

Senior Loans 0.4%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.4%
BCP Raptor LLC(h),(i)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 06/24/2024	5.250%	4,955,380	4,907,214
Total Senior Loans (Cost $4,915,926)			4,907,214

Warrants 0.0%
Issuer	Shares	Value ($)
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Chesapeake Energy Corp.(a)	7,749	182,721
Total Energy		182,721
Total Warrants (Cost $135,607)		182,721

6	Columbia Flexible Capital Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, August 31, 2021 (Unaudited)
Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.061%(j),(k)	9,522,582	9,521,630
Total Money Market Funds (Cost $9,521,630)		9,521,630
Total Investments in Securities (Cost: $1,206,711,925)		1,352,763,190
Other Assets & Liabilities, Net		14,214,955
Net Assets		1,366,978,145
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2021, the total value of these securities amounted to $381,689,376, which represents 27.92% of total net assets.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2021, the total value of these securities amounted to $1,741,667, which represents 0.13% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2021.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)	Represents a security purchased on a when-issued basis.
(h)	The stated interest rate represents the weighted average interest rate at August 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(i)	Variable rate security. The interest rate shown was the current rate as of August 31, 2021.
(j)	The rate shown is the seven-day current annualized yield at August 31, 2021.
(k)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.061%
	40,665,890	235,178,437	(266,322,697)	—	9,521,630	—	2,011	9,522,582
Abbreviation Legend
ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Flexible Capital Income Fund | Quarterly Report 2021	7

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT148_05_L01_(10/21)